Fixed Income SHares Series R Expense Example - Fixed Income SHares Series R - Series R	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 394
Expense Example, with Redemption, 3 Years	1,195
Expense Example, with Redemption, 5 Years	2,014
Expense Example, with Redemption, 10 Years	$ 4,138